Organization and Business Description (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 27, 2020	Sep. 13, 2019	Aug. 13, 2019	Aug. 07, 2009 USD ($)	Aug. 07, 2009 CNY (¥)
Organization and Business Description [Line Items]
Registered capital						$ 880,000	¥ 6
Contractual obligation amount
Revenue-producing assets	3,256,931
Accumulated depreciation	1,120,550
Property, plant and equipment owned net	2,136,381
UFG Entities [Member]
Organization and Business Description [Line Items]
Revenue-producing assets		2,431,913
Accumulated depreciation		1,352,848
Property, plant and equipment net		1,079,065
Bakery Production Equipment [Member]
Organization and Business Description [Line Items]
Revenue-producing assets	755,667
Bakery Production Equipment [Member] | UFG Entities [Member]
Organization and Business Description [Line Items]
Revenue-producing assets		621,010
Office Equipment and Furniture [Member]
Organization and Business Description [Line Items]
Revenue-producing assets	160,475
Office Equipment and Furniture [Member] | UFG Entities [Member]
Organization and Business Description [Line Items]
Revenue-producing assets		122,095
Leasehold Improvements [Member]
Organization and Business Description [Line Items]
Revenue-producing assets	$ 2,340,789
Leasehold Improvements [Member] | UFG Entities [Member]
Organization and Business Description [Line Items]
Revenue-producing assets		$ 1,688,808
Deen Global [Member]
Organization and Business Description [Line Items]
Percentage of equity interest				100.00%	100.00%
Xinjiang United Family [Member]
Organization and Business Description [Line Items]
Percentage of equity interest			100.00%